Product and Geographic Sales Information (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)
Disaggregation of Revenue
Number of operating segment | segment					1
Number of reportable segment | segment					1
Total revenues, gross	$ 242,440	$ 244,210	$ 476,629	$ 482,704	$ 971,620	$ 967,307
Deferred revenues adjustment					(3,152)	(49,673)
Total Revenues, net	$ 242,309	$ 243,297	$ 476,334	$ 480,324	968,468	917,634
Non-current assets other than financial instruments and deferred tax assets					3,284,993	3,553,269
Science Group
Disaggregation of Revenue
Total revenues, gross					527,877	518,990
Web of Science Product Line
Disaggregation of Revenue
Total revenues, gross					361,957	352,995
Cortellis Product Line
Disaggregation of Revenue
Total revenues, gross					165,920	165,995
Derwent Product Line
Disaggregation of Revenue
Total revenues, gross					179,321	176,201
MarkMonitor Product Line
Disaggregation of Revenue
Total revenues, gross					122,947	120,408
CompuMark Product Line
Disaggregation of Revenue
Total revenues, gross					121,025	119,854
Intellectual Property Group
Disaggregation of Revenue
Total revenues, gross					423,293	416,463
IP Management (IPM) Product Line
Disaggregation of Revenue
Total revenues, gross					20,450	31,854
North America
Disaggregation of Revenue
Total revenues, gross					450,356	455,791
Non-current assets other than financial instruments and deferred tax assets					1,036,192	1,163,704
Europe
Disaggregation of Revenue
Total revenues, gross					242,415	243,245
Non-current assets other than financial instruments and deferred tax assets					2,145,073	2,294,998
APAC
Disaggregation of Revenue
Total revenues, gross					209,118	201,234
Non-current assets other than financial instruments and deferred tax assets					79,487	68,034
Emerging Markets
Disaggregation of Revenue
Total revenues, gross					69,731	67,037
Non-current assets other than financial instruments and deferred tax assets					$ 24,241	$ 26,533
One Customer | Sales Revenue Net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage					1.00%	1.00%
Ten Customers | Sales Revenue Net | Customer Concentration Risk
Disaggregation of Revenue
Concentration Risk, Percentage					6.00%	7.00%